STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock Class A Common Stock	Common Stock Class B Common Stock Sponsor	Common Stock Class B Common Stock	Additional Paid-in Capital Sponsor	Additional Paid-in Capital	Accumulated Deficit	Sponsor	Total
Balance at the beginning (in shares) at Dec. 31, 2019	0					0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares							$ 25,000
Net loss								$ (12,971,424)
Balance at the end at Dec. 31, 2020	$ 442		$ 575		$ 17,970,408	$ (12,971,424)		5,000,001
Balance at the end (in shares) at Dec. 31, 2020	4,417,280		5,750,000
Balance at the beginning (in shares) at Aug. 19, 2020	0		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares		$ 575		$ 24,425
Issuance of shares (in shares)		5,750,000
Sale of Units in initial public offering, less fair value of public warrants	$ 2,300				$ 217,347,700			217,350,000
Sale Of Units In Initial Public Offering Less Fair Value Of Public Warrants	23,000,000
Offering costs					(11,718,101)			(11,718,101)
Ordinary Shares Subject to possible Redemption	$ 1,858				187,683,616			187,685,474
Ordinary Shares Subject to possible Redemption (in shares0	18,582,720
Net loss						(12,971,424)		(12,971,424)
Balance at the end at Dec. 31, 2020	$ 442		$ 575		$ 17,970,408	$ (12,971,424)		$ 5,000,001
Balance at the end (in shares) at Dec. 31, 2020	4,417,280		5,750,000